UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0266

Tri-Continental Corporation
(Exact name of Registrant as specified in charter)

     100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

     Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:            (212) 850-1864

Date of fiscal year end:           12/31

Date of reporting period:         3/31/05

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Tri-Continental Corporation

Schedule of Investments (unaudited)	March 31, 2005

	Shares		Value

COMMON STOCKS
AND WARRANTS 97.6%
AEROSPACE AND
DEFENSE 1.7%
General Dynamics Corporation	135,700	shs.	$14,526,685
Honeywell International Inc.	688,900		25,633,969

			40,160,654

AIR FREIGHT
AND LOGISTICS 0.5%
FedEx Corp.	115,810		10,880,349

BEVERAGES 2.6%
Coca-Cola Company (The)	793,300		33,056,811
PepsiCo, Inc.	553,900		29,373,317

			62,430,128

BIOTECHNOLOGY 1.8%
Amgen Inc.*	289,100		16,816,947
Gilead Sciences, Inc.*	185,800		6,650,711
Pharmion Corporation*	681,300		19,747,481

			43,215,139

BUILDING PRODUCTS 0.5%
Masco Corporation	333,400		11,558,978

CAPITAL MARKETS 2.5%
Bank of New York
Company, Inc. (The)	370,000		10,748,500
Goldman Sachs Group, Inc. (The)	166,400		18,302,336
Merrill Lynch & Co. Inc.	313,400		17,738,440
Morgan Stanley	247,370		14,161,932

			60,951,208

CHEMICALS 1.8%
Dow Chemical Co. (The)	446,100		22,238,085
Praxair, Inc.	439,200		21,020,112

			43,258,197

COMMERCIAL BANKS 3.4%
Bank of America Corporation	630,440		27,802,404
Fifth Third Bancorp	259,600		11,158,906
Wachovia Corporation	593,563		30,218,292
Wells Fargo & Company	209,800		12,546,040

			81,725,642

COMMERCIAL SERVICES
AND SUPPLIES 2.3%
Cendant Corporation	728,800		14,969,552
ServiceMaster Company (The)	1,379,000		18,616,500
Waste Management Inc.	733,000		21,147,050

			54,733,102

COMMUNICATIONS
EQUIPMENT 4.9%
Cisco Systems, Inc.*	2,256,880		40,432,005
Lucent Technologies, Inc.*	5,238,700		14,406,425
Lucent Technologies, Inc.*	36,077	wts	24,352
Nokia Corp. (ADR)	1,910,100	shs.	29,472,843
Nortel Networks Corporation *	5,613,300		15,324,309
QUALCOMM Inc.	512,100		18,760,784

	118,420,718

COMPUTERS AND
PERIPHERALS 3.3%
Dell Inc.*	241,860		9,293,471
EMC Corporation*	1,756,400		21,638,848
Hewlett-Packard Company	710,130		15,580,252
International Business
Machines Corporation	367,120		33,547,426

			80,059,997

CONSUMER FINANCE 1.0%
American Express Company	453,830		23,313,247

CONTAINERS AND
PACKAGING 0.7%
Smurfit-Stone
Container Company*	1,008,900		15,602,638

DIVERSIFIED FINANCIAL
SERVICES 4.2%
CIT Group Inc.	296,200		11,255,600
Citigroup Inc.	1,580,830		71,042,500
J.P. Morgan Chase & Co.	524,100		18,133,860

	100,431,960

DIVERSIFIED
TELECOMMUNICATION
SERVICES 2.5%
Citizens Communications
Company	1,190,000		15,398,600
SBC Communications Inc.	371,500		8,800,835
Sprint (FON Group)	798,500		18,165,875
Verizon Communications Inc.	487,300		17,299,150

			59,664,460

Tri-Continental Corporation

Schedule of Investments (unaudited)			March 31, 2005

	Shares		Value

ELECTRIC UTILITIES 0.6%
PPL Corporation	248,500		$13,416,515

ELECTRONIC EQUIPMENT
AND INSTRUMENTS 0.6%
Jabil Circuit, Inc.*	530,040		15,116,741

ENERGY EQUIPMENT
AND SERVICES 0.4%
Noble Corporation*	186,300	(1)	10,471,923

FOOD AND STAPLES
RETAILING 3.3%
Kroger Company (The)*	1,057,500		16,951,725
Sysco Corporation	305,000		10,919,000
Wal-Mart Stores, Inc.	1,023,820		51,303,620

			79,174,345

FOOD PRODUCTS 0.8%
Dean Foods Company*	565,100		19,382,930

HEALTH CARE EQUIPMENT
AND SUPPLIES 1.2%
Boston Scientific Corporation*	401,400		11,757,006
Medtronic, Inc.	322,400		16,426,280

			28,183,286

HEALTH CARE PROVIDERS
AND SERVICES 0.6%
WellPoint Inc.*	107,600		13,487,660

HOTELS, RESTAURANTS
AND LEISURE 1.1%
Applebee’s International, Inc.	484,900		13,351,722
Marriott International, Inc.
Class “A”	211,400		14,134,204

			27,485,926

HOUSEHOLD PRODUCTS 1.7%
Colgate-Palmolive Company	385,200		20,095,884
Procter & Gamble
Company (The)	374,612		19,854,436

			39,950,320

INDEX DERIVATIVES 0.8%
iShares DJ Select Dividend
Index Fund	306,400		18,331,912

INDUSTRIAL
CONGLOMERATES 5.7%
General Electric Company	2,598,850		93,714,531
Tyco International Ltd.	1,281,040		43,299,152

			137,013,683

INSURANCE 3.7%
American International
Group, Inc.	704,700		39,047,427
Hartford Financial Services
Group, Inc.	156,300		10,715,928
PartnerRe Ltd.	156,500		10,109,900
Prudential Financial, Inc.	508,500		29,187,900

			89,061,155

INTERNET AND
CATALOG RETAIL 0.6%
eBay Inc.*	377,320		14,057,057

INTERNET SOFTWARE
AND SERVICES 1.1%
Ask Jeeves, Inc.*	454,900		12,764,494
Yahoo!, Inc.*	382,500		12,987,788

			25,752,282

MACHINERY 1.7%
Deere & Company	192,100		12,895,673
Illinois Tool Works Inc.	318,980		28,558,279

			41,453,952

MEDIA 5.4%
Clear Channel
Communications, Inc.	788,900		27,193,383
Comcast Corporation Class “A”*	571,600		19,274,352
News Corp. (Class A)	740,300		12,525,876
Time Warner Inc.*	2,151,000		37,750,050
Tribune Company	347,700		13,862,799
Univision Communications
Inc. Class “A”*	674,500		18,676,905

			129,283,365

METALS AND MINING 1.8%
Alcoa Inc.	944,900		28,715,511
Freeport-McMoRan Copper
& Gold, Inc. Class “B”	381,600		15,115,176

			43,830,687

MULTI-LINE RETAIL 0.7%
May Department
Stores Company	484,800		17,947,296

MULTI-UTILITIES AND
UNREGULATED POWER 0.5%
Duke Energy Corporation	450,200		12,610,102

Tri-Continental Corporation

Schedule of Investments (unaudited)			March 31, 2005

	Shares, Shares
	Subject to Put or
	Partnership Interest		Value

OIL AND GAS 4.2%
BP p.l.c. (ADR)	219,800	shs.	$13,715,520
Chevron Texaco Corporation	166,300	(1)	9,696,953
Exxon Mobil Corporation	1,307,925	(2)	77,952,330

			101,364,803

PAPER AND FOREST
PRODUCTS 0.5%
Weyerhaeuser Company	189,020		12,947,870

PERSONAL PRODUCTS 0.4%
Gillette Company	206,200		10,408,976

PHARMACEUTICALS 9.3%
Andrx Corp.*	1,082,700		24,555,636
Forest Laboratories, Inc.*	488,200		18,038,990
Johnson & Johnson	541,263		36,351,223
Lilly Eli & Company	369,200		19,235,320
Merck & Co. Inc.	498,400		16,133,208
Novartis (ADR)	506,300		23,684,714
Pfizer Inc.	2,358,738		61,964,047
Wyeth	532,300		22,452,414

			222,415,552

SEMICONDUCTORS AND
SEMICONDUCTOR
EQUIPMENT 2.9%
Applied Materials, Inc.	743,300		12,082,341
Broadcom Corporation
Class “A”*	398,500		11,953,008
Intel Corporation	1,987,490		46,169,393

			70,204,742

SOFTWARE 6.2%
Check Point Software
Technologies Ltd.*	499,700		10,855,982
Computer Associates
International, Inc.	808,500		21,910,350
Microsoft Corp.	2,933,056		70,877,298
Novell, Inc.*	3,023,500		18,004,943
Oracle Corporation*	561,100		6,999,722
Symantec Corporation*	935,800		19,988,688

			148,636,983

SPECIALTY RETAIL 1.8%
Advance Auto Parts, Inc.*	247,700		12,496,465
The Gap, Inc.	702,100		15,333,864
Michaels Stores, Inc.	419,100		15,213,330

			43,043,659

THRIFTS AND MORTGAGE
FINANCE 2.1%
Fannie Mae	408,200		22,226,490
Freddie Mac	223,700		14,137,840
Radian Group Inc.	285,800		13,644,092

			50,008,422

TOBACCO 2.4%
Altria Group, Inc.	883,180		57,751,140

WIRELESS
TELECOMMUNICATION
SERVICES 1.8%
American Tower Corporation
Class “A”*	689,600		12,571,408
Crown Castle
International Corp.*	1,967,400		31,596,444

			44,167,852

TOTAL COMMON STOCKS
AND WARRANTS
(Cost $2,210,903,658)			2,343,367,553

TRI-CONTINENTAL
FINANCIAL DIVISION 0.1%
WCAS Capital
Partners II, L.P.†	$4,673,677		2,168,259
Whitney Subordinated
Debt Fund, L.P.†	2,207,549		920,833

TOTAL TRI-CONTINENTAL
FINANCIAL DIVISION
(Cost $6,881,226)			3,089,092

PUT OPTIONS* 0.1%
ENERGY EQUIPMENT
AND SERVICES 0.0%
Noble Corporation,
expiring June 2005 at $55	186,300	shs.	526,297

Tri-Continental Corporation

Schedule of Investments (unaudited)		March 31, 2005

	Shares Subject
	to Put/Call or
	Principal Amount		Value

OIL AND GAS 0.1%
ChevronTexaco Corporation,
expiring June 2005 at $55	83,200	shs.	$108,160
ChevronTexaco Corporation,
expiring June 2005 at $60	83,100		290,850
Exxon Mobil Corporation,
expiring July 2005 at $55	327,000		359,700
Exxon Mobil Corporation,
expiring July 2005 at $60	327,000		981,000

			1,739,710

TOTAL PUT OPTIONS			2,266,007
(Cost $1,699,716)

FIXED TIME DEPOSITS 2.0%
BNP Paribas, Grand Cayman
2.86%, 4/1/2005
(Cost $48,709,000)	$48,709,000		48,709,000

TOTAL INVESTMENTS
(Cost $2,268,193,600**) 99.8%			2,397,431,652

CALL OPTIONS WRITTEN
ChevronTexaco Corporation,
expiring June 2005 at $65
(Premium received $202,879)	(166,300	) shs.	(91,465)
Exxon Mobil Corporation,
expiring July 2005 at $65
(Premium received $676,867)	(327,000)		(376,050)
Exxon Mobil Corporation,
expiring July 2005 at $70
(Premium received $238,702)	(327,000)		(147,150)
Noble Corporation,
expiring June 2005 at $60
(Premium received $276,795)	(93,200)		(191,060)

Noble Corporation,
expiring June 2005 at $65
(Premium received $122,888)	(93,100)		(86,117)

TOTAL CALL OPTIONS
WRITTEN
(Premium received $1,518,131)			(891,842)

OTHER ASSETS LESS
OTHER LIABILITIES 0.2%			4,912,414

NET ASSETS 100.0%			$2,401,452,224

*	Non-income producing security.
**	The cost of investments for federal income tax purposes was $2,269,787,301. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $249,311,879 and $121,667,528, respectively.
†	At March 31, 2005, the Tri-Continental Financial Division comprised two investments in limited partnerships that were purchased through private offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Directors. The acquisition dates of investments in the limited partnerships, along with their cost and values at March 31, 2005, were as follows:

Investment	Acquisition Date(s)	Cost	Value

WCAS Capital Partners II, L.P.	12/11/90 to 3/24/98	$4,673,677	$2,168,259
Whitney Subordinated Debt Fund, L.P.	7/12/89 to 11/10/98	2,207,549	920,833

Total		$6,881,226	$3,089,092

(1)	All shares subject to call.
(2)	654,000 shares subject to call.
ADR - American Depositary Receipt.
Security Valuation - Securities (including options) traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available or are otherwise no longer valid or reliable are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRI-CONTINENTAL CORPORATION

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2005

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	May 25, 2005

TRI-CONTINENTAL CORPORATION

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.